Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222712
Account Value [Line Items]
Account Value	$ 11,933	$ 11,793	$ 11,843	$ 11,462	$ 10,860	$ 10,533	$ 9,688	$ 9,616	$ 9,118	$ 8,932	$ 8,946	$ 8,672	$ 9,098	$ 9,696	$ 10,060	$ 10,240	$ 10,000
C000222713
Account Value [Line Items]
Account Value	600,202	593,153	595,310	576,209	545,436	528,988	486,322	482,165	457,226	447,873	448,191	434,486	455,804	485,244	503,500	512,000	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,543	13,616	13,881	12,846	11,972	11,585	10,322	10,183	9,384	9,008	9,166	8,874	9,197	9,799	10,276	10,233	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	677,135	680,784	694,059	642,295	598,608	579,226	516,085	509,175	469,191	450,402	458,300	443,697	459,835	489,956	513,804	511,655	500,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	11,984	11,760	11,743	11,483	10,870	10,578	9,832	9,744	9,312	9,146	9,090	8,851	9,261	9,764	10,046	10,189	10,000
S&P Target Date 2035 Index
Account Value [Line Items]
Account Value	$ 599,200	$ 587,995	$ 587,163	$ 574,172	$ 543,519	$ 528,891	$ 491,586	$ 487,196	$ 465,616	$ 457,295	$ 454,475	$ 442,537	$ 463,046	$ 488,196	$ 502,283	$ 509,441	$ 500,000